Leuthold Core ETF
Schedule of Investments
December 31, 2021 (Unaudited)
	Shares	Fair Value
INVESTMENT COMPANIES - 91.96%
Exchange Traded Funds - 91.96%
Communication Services Select Sector SPDR Fund	6,620	$514,242
Consumer Discretionary Select Sector SPDR Fund	3,870	791,183
Direxion Daily S&P 500 Bear 1x Shares	51,315	720,976
Fidelity MSCI Energy Index ETF	54,957	834,247
Fidelity MSCI Financials Index ETF	15,891	888,625
Fidelity MSCI Information Technology Index ETF	2,317	313,722
Invesco CurrencyShares British Pound Sterling Trust (a)	331	43,059
Invesco CurrencyShares Euro Currency Trust (a)	2,648	280,052
Invesco CurrencyShares Japanese Yen Trust (a)	1,655	134,866
iShares 1-3 Year Treasury Bond ETF	22,015	1,883,163
iShares 7-10 Year Treasury Bond ETF	1,180	135,700
iShares Floating Rate Bond ETF	3,737	189,578
iShares Gold Trust (a)	20,194	702,953
iShares MBS ETF	2,094	224,958
iShares TIPS Bond ETF	1,190	153,748
iShares U.S. Broker-Dealers & Securities Exchanges ETF	7,448	820,770
iShares U.S. Healthcare Providers ETF	3,144	912,640
iShares U.S. Home Construction ETF	6,455	535,249
SPDR Bloomberg International Corporate Bond ETF	5,958	206,087
SPDR Bloomberg International Treasury Bond ETF	22,181	627,057
SPDR Bloomberg Short Term High Yield Bond ETF	9,435	256,160
SPDR S&P Homebuilders ETF	2,648	227,145
SPDR S&P Metals & Mining ETF	5,462	244,588
SPDR S&P Regional Banking ETF	8,442	598,116
SPDR S&P Retail ETF	4,634	418,404
SPDR S&P Semiconductor ETF	1,324	321,931
Technology Select Sector SPDR Fund	14,732	2,561,452
VanEck J. P. Morgan EM Local Currency Bond ETF	2,151	61,519
Vanguard Short-Term Inflation-Protected Securities ETF	6,660	342,324
TOTAL INVESTMENT COMPANIES (Cost $13,381,191)		$15,944,514

SHORT-TERM INVESTMENTS - 8.31%
Money Market Funds - 8.31%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (b)	1,439,965	$1,439,965
TOTAL SHORT-TERM INVESTMENTS (Cost $1,439,965)		$1,439,965

Total Investments (Cost $14,821,156) - 100.27%		$17,384,479
Liabilities in Excess of Other Assets - (0.27)%		(46,967)
TOTAL NET ASSETS - 100.00%		$17,337,512

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day effective yield as of December 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Leuthold Core ETF

Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2021:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$15,944,514	$–	$–	$15,944,514
Money Market Funds	1,439,965	–	–	1,439,965
Total Investments in Securities	$17,384,479	$–	$–	$17,384,479

The Fund did not invest in any Level 3 securities during the period.